Other long term liabilities - Other long term liabilities (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Severance liability	$ 224,600	$ 211,734	$ 168,706
Customer deposit balance	367,571	407,810	440,021
Total other long term liabilities	$ 592,171	$ 619,544	$ 608,728